SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details)	12 Months Ended
Dec. 31, 2021 EUR (€)
Summary of significant accounting policies [line items]
Low-value asset recognition exemption to leased assets	€ 5,000
Technology
Summary of significant accounting policies [line items]
Intangible assets amortized estimated useful life	20 years
Customer relationships
Summary of significant accounting policies [line items]
Intangible assets amortized estimated useful life	25 years
Bottom of range | Computer Software
Summary of significant accounting policies [line items]
Intangible assets amortized estimated useful life	3 years
Bottom of range | Buildings
Summary of significant accounting policies [line items]
Property, plant and equipment, useful life	10 years
Bottom of range | Machinery and Equipment
Summary of significant accounting policies [line items]
Property, plant and equipment, useful life	3 years
Bottom of range | Vehicles
Summary of significant accounting policies [line items]
Property, plant and equipment, useful life	5 years
Top of range | Computer Software
Summary of significant accounting policies [line items]
Intangible assets amortized estimated useful life	5 years
Top of range | Buildings
Summary of significant accounting policies [line items]
Property, plant and equipment, useful life	50 years
Top of range | Machinery and Equipment
Summary of significant accounting policies [line items]
Property, plant and equipment, useful life	40 years
Top of range | Vehicles
Summary of significant accounting policies [line items]
Property, plant and equipment, useful life	8 years